Variable interest entities (VIE) - Consolidated (Details 7) SFr in Millions		12 Months Ended
		Dec. 31, 2022 CHF (SFr) day	Dec. 31, 2021 CHF (SFr)	Dec. 31, 2020 CHF (SFr)	Dec. 31, 2019 CHF (SFr)
VIE Disclosures
Percentage of control in which Group is determined to have power (percent)		50.00%
Minimum percentage of outstanding issuances held by primary beneficiary used under the previous consolidation model		50.00%
Cash and due from banks	[1]	SFr 68,478	SFr 164,818	SFr 139,112	SFr 101,879
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions		58,798	103,906
Trading assets		65,461	111,141
Investment securities		1,718	1,005
Other investments		5,518	5,826
Net loans		264,165	291,686
Other assets		46,608	41,231
of which loans held-for-sale		16,090	7,924
Premises and equipment		4,598	4,893
Assets		531,358	755,833
Customer deposits		233,235	392,819
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions		20,280	35,274
Trading liabilities		18,338	27,535
Short-term borrowings		12,414	19,393
Long-term debt		157,235	166,896
Other liabilities		18,200	22,644
Liabilities		SFr 486,027	711,603
CP Conduit
VIE Disclosures
Average maturity of CP (in days) | day		249
Consolidated VIEs
VIE Disclosures
Cash and due from banks		SFr 229	108
Trading assets		2,588	1,822
Other investments		781	1,015
Net loans		3,410	1,400
Other assets		4,605	1,496
of which loans held-for-sale		2,864	74
Premises and equipment		12	27
Assets		11,613	5,841
Trading liabilities		1,063	8
Short-term borrowings		3,137	4,352
Long-term debt		2,096	1,391
Other liabilities		190	231
Liabilities		6,486	5,982
Consolidated VIEs | Collateralized debt or loan obligations
VIE Disclosures
Cash and due from banks		15	0
Trading assets		0	0
Other investments		0	0
Net loans		0	0
Other assets		281	0
of which loans held-for-sale		279	0
Premises and equipment		0	0
Assets		296	0
Trading liabilities		0	0
Short-term borrowings		0	0
Long-term debt		84	0
Other liabilities		0	0
Liabilities		84	0
Consolidated VIEs | CP Conduit
VIE Disclosures
Cash and due from banks		94	1
Trading assets		954	0
Other investments		0	0
Net loans		3,260	1,022
Other assets		2,466	31
of which loans held-for-sale		2,445	0
Premises and equipment		0	0
Assets		6,774	1,054
Trading liabilities		1,057	0
Short-term borrowings		3,124	4,337
Long-term debt		0	0
Other liabilities		49	67
Liabilities		4,230	4,404
Consolidated VIEs | Financial intermediation - Securitizations
VIE Disclosures
Cash and due from banks		68	42
Trading assets		1,154	1,158
Other investments		0	0
Net loans		0	317
Other assets		1,349	604
of which loans held-for-sale		119	50
Premises and equipment		0	0
Assets		2,571	2,121
Trading liabilities		0	0
Short-term borrowings		0	0
Long-term debt		1,860	1,342
Other liabilities		2	1
Liabilities		1,862	1,343
Consolidated VIEs | Financial intermediation - Funds
VIE Disclosures
Cash and due from banks		17	25
Trading assets		23	54
Other investments		58	65
Net loans		0	0
Other assets		39	78
of which loans held-for-sale		21	23
Premises and equipment		0	0
Assets		137	222
Trading liabilities		0	0
Short-term borrowings		13	15
Long-term debt		0	0
Other liabilities		19	20
Liabilities		32	35
Consolidated VIEs | Financial intermediation - Loans
VIE Disclosures
Cash and due from banks		24	27
Trading assets		457	610
Other investments		587	789
Net loans		16	28
Other assets		53	108
of which loans held-for-sale		0	0
Premises and equipment		12	27
Assets		1,137	1,562
Trading liabilities		6	8
Short-term borrowings		0	0
Long-term debt		0	3
Other liabilities		50	60
Liabilities		56	71
Consolidated VIEs | Financial intermediation - Other
VIE Disclosures
Cash and due from banks		11	13
Trading assets		0	0
Other investments		136	161
Net loans		134	33
Other assets		417	675
of which loans held-for-sale		0	1
Premises and equipment		0	0
Assets		698	882
Trading liabilities		0	0
Short-term borrowings		0	0
Long-term debt		152	46
Other liabilities		70	83
Liabilities		222	129
Bank
VIE Disclosures
Cash and due from banks	[2]	67,746	164,026	SFr 138,207	SFr 101,044
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions		58,798	103,906
Trading assets		65,955	111,299
Investment securities		1,717	1,003
Other investments		5,463	5,788
Net loans		268,104	300,358
Other assets		41,753	36,715
of which loans held-for-sale		16,090	7,924
Premises and equipment		4,106	4,424
Assets		530,039	759,214
Customer deposits		234,554	393,841
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions		20,371	35,368
Trading liabilities		18,337	27,539
Short-term borrowings		14,489	25,336
Long-term debt		150,661	160,695
Other liabilities		16,826	21,309
Liabilities		SFr 481,563	711,127
Bank | CP Conduit
VIE Disclosures
Average maturity of CP (in days) | day		249
Bank | Consolidated VIEs
VIE Disclosures
Cash and due from banks		SFr 229	108
Trading assets		2,588	1,822
Other investments		781	1,015
Net loans		3,410	1,400
Other assets		4,594	1,482
of which loans held-for-sale		2,864	74
Premises and equipment		0	12
Assets		11,602	5,827
Trading liabilities		1,063	8
Short-term borrowings		3,137	4,352
Long-term debt		2,096	1,391
Other liabilities		189	233
Liabilities		6,485	5,984
Bank | Consolidated VIEs | Collateralized debt or loan obligations
VIE Disclosures
Cash and due from banks		15	0
Trading assets		0	0
Other investments		0	0
Net loans		0	0
Other assets		281	0
of which loans held-for-sale		279	0
Premises and equipment		0	0
Assets		296	0
Trading liabilities		0	0
Short-term borrowings		0	0
Long-term debt		84	0
Other liabilities		0	0
Liabilities		84	0
Bank | Consolidated VIEs | CP Conduit
VIE Disclosures
Cash and due from banks		94	1
Trading assets		954	0
Other investments		0	0
Net loans		3,260	1,022
Other assets		2,466	31
of which loans held-for-sale		2,445	0
Premises and equipment		0	0
Assets		6,774	1,054
Trading liabilities		1,057	0
Short-term borrowings		3,124	4,337
Long-term debt		0	0
Other liabilities		49	67
Liabilities		4,230	4,404
Bank | Consolidated VIEs | Financial intermediation - Securitizations
VIE Disclosures
Cash and due from banks		68	42
Trading assets		1,154	1,158
Other investments		0	0
Net loans		0	317
Other assets		1,349	604
of which loans held-for-sale		119	50
Premises and equipment		0	0
Assets		2,571	2,121
Trading liabilities		0	0
Short-term borrowings		0	0
Long-term debt		1,860	1,342
Other liabilities		2	1
Liabilities		1,862	1,343
Bank | Consolidated VIEs | Financial intermediation - Funds
VIE Disclosures
Cash and due from banks		17	25
Trading assets		23	54
Other investments		58	65
Net loans		0	0
Other assets		39	78
of which loans held-for-sale		21	23
Premises and equipment		0	0
Assets		137	222
Trading liabilities		0	0
Short-term borrowings		13	15
Long-term debt		0	0
Other liabilities		19	20
Liabilities		32	35
Bank | Consolidated VIEs | Financial intermediation - Loans
VIE Disclosures
Cash and due from banks		24	27
Trading assets		457	610
Other investments		587	789
Net loans		16	28
Other assets		42	95
of which loans held-for-sale		0	0
Premises and equipment		0	12
Assets		1,126	1,549
Trading liabilities		6	8
Short-term borrowings		0	0
Long-term debt		0	3
Other liabilities		49	61
Liabilities		55	72
Bank | Consolidated VIEs | Financial intermediation - Other
VIE Disclosures
Cash and due from banks		11	13
Trading assets		0	0
Other investments		136	161
Net loans		134	33
Other assets		417	674
of which loans held-for-sale		0	1
Premises and equipment		0	0
Assets		698	881
Trading liabilities		0	0
Short-term borrowings		0	0
Long-term debt		152	46
Other liabilities		70	84
Liabilities		SFr 222	SFr 130

[1]	Includes restricted cash.
[2]	Includes restricted cash.